Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

7.              Inventories

Inventories consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	216,509	280,257
Work-in-progress	24,948	48,357
Finished goods	489,178	601,523
Total	730,635	930,137

For the year ended December 31, 2010, 2011 and 2012, inventories were written down by RMB 182,735, RMB 386,623 and RMB 171,165, respectively, to reflect the lower of cost or market.